American Century Investments®
Quarterly Portfolio Holdings
Avantis® U.S. Small Cap Value Fund
May 31, 2022

Avantis® U.S. Small Cap Value Fund - Schedule of Investments
MAY 31, 2022 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.3%
Aerospace and Defense — 0.4%
AAR Corp.(1)	14,119	680,818
Moog, Inc., Class A	8,633	702,640
		1,383,458
Air Freight and Logistics — 0.9%
Air Transport Services Group, Inc.(1)	45,421	1,372,623
Atlas Air Worldwide Holdings, Inc.(1)	20,750	1,446,482
Hub Group, Inc., Class A(1)	7,048	514,363
		3,333,468
Airlines — 1.0%
Allegiant Travel Co.(1)	7,591	1,134,475
Hawaiian Holdings, Inc.(1)	25,210	447,478
JetBlue Airways Corp.(1)	94,437	1,014,253
SkyWest, Inc.(1)	29,145	785,749
Wheels Up Experience, Inc.(1)	7,882	19,941
		3,401,896
Auto Components — 0.8%
American Axle & Manufacturing Holdings, Inc.(1)	57,753	468,377
Goodyear Tire & Rubber Co.(1)	133,160	1,720,427
Modine Manufacturing Co.(1)	3,231	38,190
Motorcar Parts of America, Inc.(1)	5,397	80,038
Standard Motor Products, Inc.	5,770	230,511
Strattec Security Corp.(1)	45	1,571
Workhorse Group, Inc.(1)(2)	61,870	191,178
		2,730,292
Automobiles — 0.9%
Harley-Davidson, Inc.	5,750	202,285
Thor Industries, Inc.	27,193	2,065,852
Winnebago Industries, Inc.	17,574	869,035
		3,137,172
Banks — 14.6%
1st Source Corp.	3,078	144,728
ACNB Corp.	923	31,853
Amalgamated Financial Corp.	3,591	78,032
Amerant Bancorp, Inc.	7,925	233,471
American National Bankshares, Inc.	1,409	50,174
Ameris Bancorp	20,516	935,324
Ames National Corp.	1,518	34,580
Arrow Financial Corp.	3,365	111,482
Associated Banc-Corp.	51,876	1,073,833
Banc of California, Inc.	20,958	403,232
BancFirst Corp.	4,390	398,305
Bancorp, Inc.(1)	12,105	252,147
Bank First Corp.(2)	423	30,739
Bank of Hawaii Corp.	15,983	1,270,329
Bank OZK	8,474	351,417
BankFinancial Corp.	377	3,661
BankUnited, Inc.	37,259	1,552,210
Banner Corp.	12,619	733,290

Bar Harbor Bankshares	2,956	80,551
Baycom Corp.	1,850	42,865
BCB Bancorp, Inc.	3,352	67,610
Brookline Bancorp., Inc.	29,951	424,406
Business First Bancshares, Inc.	3,317	73,405
Byline Bancorp, Inc.	9,248	231,015
C&F Financial Corp.	431	21,722
Cambridge Bancorp	888	74,148
Camden National Corp.	3,837	169,826
Capital Bancorp, Inc.	2,756	64,601
Capital City Bank Group, Inc.	2,809	76,686
Capstar Financial Holdings, Inc.	3,560	74,155
Carter Bankshares, Inc.(1)	2,856	42,240
Cathay General Bancorp.	30,757	1,264,420
CB Financial Services, Inc.	235	5,318
Central Pacific Financial Corp.	9,049	218,443
Central Valley Community Bancorp	2,641	44,369
Chemung Financial Corp.	842	36,669
City Holding Co.	4,477	367,517
Civista Bancshares, Inc.	2,482	52,991
CNB Financial Corp.	3,804	95,595
Coastal Financial Corp.(1)	250	9,865
Colony Bankcorp, Inc.	416	7,030
Community Financial Corp.	1,296	49,728
Community Trust Bancorp, Inc.	4,985	209,619
ConnectOne Bancorp, Inc.	12,835	353,733
CrossFirst Bankshares, Inc.(1)	7,836	105,237
Customers Bancorp, Inc.(1)	15,789	652,086
Dime Community Bancshares, Inc.	13,835	434,972
Eagle Bancorp Montana, Inc.	1,752	34,514
Eagle Bancorp, Inc.	12,864	637,540
Enterprise Bancorp, Inc.	1,329	44,880
Enterprise Financial Services Corp.	2,664	123,370
Equity Bancshares, Inc., Class A	3,501	113,818
Esquire Financial Holdings, Inc.	1,574	60,095
Evans Bancorp, Inc.	1,322	49,628
F.N.B. Corp.	73,674	895,139
Farmers National Banc Corp.	6,519	101,240
FB Financial Corp.	11,776	494,828
Financial Institutions, Inc.	3,877	109,138
First BanCorp	61,409	916,836
First Bancorp, Inc.	227	6,871
First Bancorp/Southern Pines NC	6,690	250,674
First Bancshares, Inc.	2,360	71,036
First Bank/Hamilton NJ	4,600	65,780
First Busey Corp.	18,620	436,639
First Business Financial Services, Inc.	977	33,609
First Commonwealth Financial Corp.	30,821	431,802
First Community Bankshares, Inc.	2,500	72,000
First Community Corp.	85	1,581
First Financial Corp.	2,780	125,044
First Foundation, Inc.	20,189	455,262
First Guaranty Bancshares, Inc.	266	7,767
First Internet Bancorp	2,597	100,374
First Merchants Corp.	705	29,018

First Mid Bancshares, Inc.	2,956	111,293
First of Long Island Corp.	5,675	107,939
First Savings Financial Group, Inc.	1,383	34,368
First United Corp.	279	5,932
First Western Financial, Inc.(1)	900	28,935
Flushing Financial Corp.	10,693	247,008
FNCB Bancorp, Inc.	206	1,597
Franklin Financial Services Corp.	146	4,454
Fulton Financial Corp.	61,870	980,639
FVCBankcorp, Inc.(1)	598	12,379
Great Southern Bancorp, Inc.	4,241	251,703
Hancock Whitney Corp.	35,648	1,776,696
Hanmi Financial Corp.	15,545	362,820
HarborOne Bancorp, Inc.	11,000	157,190
Hawthorn Bancshares, Inc.	762	20,170
HBT Financial, Inc.	2,201	38,275
Heartland Financial USA, Inc.	14,573	644,564
Hilltop Holdings, Inc.	23,313	699,623
HomeTrust Bancshares, Inc.	2,923	78,453
Hope Bancorp, Inc.	48,728	710,454
Horizon Bancorp, Inc.	10,432	187,463
Independent Bank Corp. (Michigan)	5,710	113,115
International Bancshares Corp.	21,985	921,831
Investar Holding Corp.	2,251	49,747
Lakeland Bancorp, Inc.	18,210	282,619
Lakeland Financial Corp.	3,035	219,006
Landmark Bancorp, Inc.	195	4,976
LCNB Corp.	1,807	28,605
Limestone Bancorp, Inc.	58	1,176
Live Oak Bancshares, Inc.	8,775	352,404
Macatawa Bank Corp.	7,793	72,241
Mercantile Bank Corp.	3,782	124,995
Meridian Corp.	1,533	48,213
Metrocity Bankshares, Inc.	3,750	76,163
Metropolitan Bank Holding Corp.(1)	3,568	275,557
Mid Penn Bancorp, Inc.	1,366	37,524
Midland States Bancorp, Inc.	7,780	209,126
MidWestOne Financial Group, Inc.	3,723	113,291
MVB Financial Corp.	2,840	106,017
National Bank Holdings Corp., Class A	8,652	352,569
National Bankshares, Inc.	300	9,645
NBT Bancorp, Inc.	14,962	553,295
Nicolet Bankshares, Inc.(1)	1,583	126,418
Northeast Bank	1,928	72,898
Northrim BanCorp, Inc.	1,797	74,683
Oak Valley Bancorp	775	13,160
OFG Bancorp	20,355	576,861
Old National Bancorp.	1	16
Old Second Bancorp, Inc.	8,842	135,017
Origin Bancorp, Inc.	7,739	302,440
Orrstown Financial Services, Inc.	2,704	66,464
Pacific Premier Bancorp, Inc.	18,795	611,965
PacWest Bancorp	48,422	1,529,167
Park National Corp.	4,634	573,272
Parke Bancorp, Inc.	2,104	51,969

PCB Bancorp.	1,436	28,763
Peapack-Gladstone Financial Corp.	4,207	141,776
Peoples Bancorp of North Carolina, Inc.	588	15,376
Peoples Bancorp, Inc.	5,085	145,329
Plumas Bancorp	642	18,682
Popular, Inc.	16,729	1,366,927
Preferred Bank	4,763	326,313
Premier Financial Corp.	12,362	335,876
Primis Financial Corp.	5,304	71,604
QCR Holdings, Inc.	7,172	397,472
RBB Bancorp	3,757	80,625
Red River Bancshares, Inc.	185	9,500
Republic Bancorp, Inc., Class A	3,166	145,478
Republic First Bancorp, Inc.(1)	3,815	15,489
Riverview Bancorp, Inc.	2,994	20,389
Salisbury Bancorp, Inc.	31	1,640
Sandy Spring Bancorp, Inc.	16,582	702,248
SB Financial Group, Inc.	134	2,439
ServisFirst Bancshares, Inc.	7,912	659,544
Shore Bancshares, Inc.	1,205	24,377
Sierra Bancorp	3,475	75,234
Simmons First National Corp., Class A	25,507	655,785
SmartFinancial, Inc.	2,267	58,715
South Plains Financial, Inc.	2,649	65,483
Southern First Bancshares, Inc.(1)	1,448	65,305
Southside Bancshares, Inc.	8,927	360,026
SouthState Corp.	840	67,889
Stock Yards Bancorp, Inc.	1,414	83,426
Summit Financial Group, Inc.	1,425	39,017
Synovus Financial Corp.	16,965	723,557
Texas Capital Bancshares, Inc.(1)	19,250	1,088,202
Tompkins Financial Corp.	3,663	279,157
Towne Bank	27,022	796,609
Trico Bancshares	10,439	473,304
TriState Capital Holdings, Inc.(1)	12,672	387,510
Triumph Bancorp, Inc.(1)	9,789	712,052
Trustmark Corp.	18,782	546,368
UMB Financial Corp.	15,586	1,439,367
Umpqua Holdings Corp.	91,368	1,612,645
Union Bankshares, Inc.	156	4,463
United Bankshares, Inc.	1,691	63,514
United Community Banks, Inc.	15,931	500,711
United Security Bancshares	700	5,509
Unity Bancorp, Inc.	1,160	33,640
Univest Financial Corp.	10,161	269,267
Valley National Bancorp	98,198	1,248,097
Washington Trust Bancorp, Inc.	6,452	323,890
West BanCorp, Inc.	3,824	97,321
Wintrust Financial Corp.	18,135	1,584,818
		51,427,240
Beverages — 0.4%
Coca-Cola Consolidated, Inc.	2,476	1,398,866
Biotechnology — 1.7%
Alector, Inc.(1)	19,406	171,937
Catalyst Pharmaceuticals, Inc.(1)	55,564	400,061

CRISPR Therapeutics AG(1)	31,977	1,856,265
Dynavax Technologies Corp.(1)	36,635	434,491
Emergent BioSolutions, Inc.(1)	26,140	861,574
Ironwood Pharmaceuticals, Inc.(1)	83,224	937,934
iTeos Therapeutics, Inc.(1)	16,121	282,117
Ovid therapeutics, Inc.(1)(2)	11,008	18,604
REGENXBIO, Inc.(1)	22,017	463,238
uniQure NV(1)	18,039	259,040
Vir Biotechnology, Inc.(1)	8,033	207,332
		5,892,593
Building Products — 0.7%
Apogee Enterprises, Inc.	13,170	547,872
Insteel Industries, Inc.	9,193	380,682
Masonite International Corp.(1)	12,185	1,118,948
Quanex Building Products Corp.	14,314	291,147
		2,338,649
Capital Markets — 1.9%
B. Riley Financial, Inc.	6,969	378,765
Cowen, Inc., Class A	8,775	232,889
Diamond Hill Investment Group, Inc.	855	160,005
Evercore, Inc., Class A	12,833	1,465,529
GAMCO Investors, Inc., Class A	544	11,185
Hennessy Advisors, Inc.	490	5,076
Janus Henderson Group PLC	16,383	460,526
Moelis & Co., Class A	14,753	692,211
Oppenheimer Holdings, Inc., Class A	2,286	81,633
Piper Sandler Cos.	7,288	960,486
Stifel Financial Corp.	16,908	1,084,986
StoneX Group, Inc.(1)	7,248	544,107
Virtus Investment Partners, Inc.	2,381	458,723
		6,536,121
Chemicals — 3.0%
AdvanSix, Inc.	19,230	890,926
American Vanguard Corp.	17,207	424,669
Cabot Corp.	30,370	2,296,276
Chemours Co.	85,000	3,662,650
Hawkins, Inc.	5,041	182,283
Intrepid Potash, Inc.(1)	6,336	417,352
Kronos Worldwide, Inc.	8,349	159,048
LSB Industries, Inc.(1)	21,847	439,562
Orion Engineered Carbons SA	21,130	408,020
Rayonier Advanced Materials, Inc.(1)	15,099	58,131
Stepan Co.	1,532	171,752
Trecora Resources(1)	1,362	13,266
Tredegar Corp.	3,451	41,792
Tronox Holdings PLC, Class A	72,621	1,307,904
		10,473,631
Commercial Services and Supplies — 0.6%
Civeo Corp.(1)	4,767	143,963
Ennis, Inc.	4,672	84,797
Heritage-Crystal Clean, Inc.(1)	7,190	198,228
HNI Corp.	2,191	83,543
Interface, Inc.	23,294	335,201
McGrath RentCorp	14,639	1,203,472
Quad/Graphics, Inc.(1)	8,561	34,415

Team, Inc.(1)	9	11
		2,083,630
Communications Equipment — 0.7%
Aviat Networks, Inc.(1)	901	26,417
EchoStar Corp., Class A(1)	18,690	449,121
InterDigital, Inc.	10,571	690,181
ViaSat, Inc.(1)	35,515	1,402,487
		2,568,206
Construction and Engineering — 0.7%
Arcosa, Inc.	1,139	60,219
Dycom Industries, Inc.(1)	9,410	876,165
Fluor Corp.(1)	2,331	65,804
Great Lakes Dredge & Dock Corp.(1)	11,632	170,990
MYR Group, Inc.(1)	10,584	969,600
Northwest Pipe Co.(1)	1,947	65,049
Sterling Construction Co., Inc.(1)	5,242	129,006
Tutor Perini Corp.(1)	11,534	116,955
		2,453,788
Construction Materials†
United States Lime & Minerals, Inc.	69	8,205
Consumer Finance — 2.0%
Atlanticus Holdings Corp.(1)	2,510	97,664
Consumer Portfolio Services, Inc.(1)	2,872	38,887
Encore Capital Group, Inc.(1)	10,052	614,278
EZCORP, Inc., Class A(1)	8,933	67,712
Green Dot Corp., Class A(1)	19,310	556,900
Navient Corp.	67,873	1,085,968
Nelnet, Inc., Class A	4,308	364,845
OneMain Holdings, Inc.	14,192	625,299
PRA Group, Inc.(1)	7,174	265,438
PROG Holdings, Inc.(1)	10,698	312,275
Regional Management Corp.	2,426	115,429
SLM Corp.	126,000	2,468,340
World Acceptance Corp.(1)(2)	1,826	270,376
		6,883,411
Distributors — 0.1%
Funko, Inc., Class A(1)	11,894	242,281
Diversified Consumer Services — 0.8%
Adtalem Global Education, Inc.(1)	14,529	473,936
Grand Canyon Education, Inc.(1)	17,498	1,560,297
Laureate Education, Inc., Class A	12,173	154,962
Lincoln Educational Services Corp.(1)	3,686	22,779
Perdoceo Education Corp.(1)	38,170	416,435
Universal Technical Institute, Inc.(1)	9,537	86,596
		2,715,005
Diversified Financial Services†
Alerus Financial Corp.	2,974	75,540
Diversified Telecommunication Services — 0.5%
ATN International, Inc.	4,092	180,416
IDT Corp., Class B(1)	3,068	84,554
Iridium Communications, Inc.(1)	41,945	1,556,579
		1,821,549
Electrical Equipment — 1.2%
Atkore, Inc.(1)	22,875	2,491,545
Encore Wire Corp.	13,246	1,656,015

Preformed Line Products Co.	32	1,984
		4,149,544
Electronic Equipment, Instruments and Components — 1.4%
Bel Fuse, Inc., Class B	746	12,018
Benchmark Electronics, Inc.	4,853	123,703
CTS Corp.	9,571	389,253
Daktronics, Inc.(1)	15,564	51,984
ePlus, Inc.(1)	229	12,993
Kimball Electronics, Inc.(1)	6,261	119,022
Plexus Corp.(1)	235	19,928
Sanmina Corp.(1)	36,890	1,619,102
ScanSource, Inc.(1)	3,964	153,565
TTM Technologies, Inc.(1)	56,407	806,056
Vishay Intertechnology, Inc.	80,495	1,645,318
		4,952,942
Energy Equipment and Services — 3.4%
Archrock, Inc.	93,272	935,518
Bristow Group, Inc.(1)	12,875	409,296
Dril-Quip, Inc.(1)	19,172	602,768
Exterran Corp.(1)	7,902	48,281
Helmerich & Payne, Inc.	25,283	1,272,999
Nabors Industries Ltd.(1)	5,541	924,073
National Energy Services Reunited Corp.(1)	6,596	49,206
Natural Gas Services Group, Inc.(1)	3,161	45,044
Newpark Resources, Inc.(1)	37,589	161,633
NOV, Inc.	77,781	1,555,620
Oceaneering International, Inc.(1)	51,766	658,464
Oil States International, Inc.(1)	6,690	51,781
Patterson-UTI Energy, Inc.	53,148	1,014,064
ProPetro Holding Corp.(1)	58,748	766,661
Select Energy Services, Inc., Class A(1)	18,851	159,668
TechnipFMC PLC(1)	59,142	487,330
TETRA Technologies Inc(1)	32,370	162,497
Transocean Ltd.(1)	206,443	850,545
US Silica Holdings, Inc.(1)	45,067	796,785
Valaris Ltd.(1)	7,196	427,802
Weatherford International PLC(1)	21,664	733,110
		12,113,145
Food and Staples Retailing — 1.9%
Andersons, Inc.	2,747	103,315
HF Foods Group, Inc.(1)	2,182	11,586
Ingles Markets, Inc., Class A	10,845	965,856
Natural Grocers by Vitamin Cottage, Inc.	4,681	82,666
PriceSmart, Inc.	4,860	382,142
SpartanNash Co.	24,069	828,214
Sprouts Farmers Market, Inc.(1)	60,094	1,627,947
United Natural Foods, Inc.(1)	41,532	1,761,372
Village Super Market, Inc., Class A	2,044	48,525
Weis Markets, Inc.	10,239	752,771
		6,564,394
Food Products — 1.2%
Flowers Foods, Inc.	41,932	1,157,323
Fresh Del Monte Produce, Inc.	16,780	428,561
Pilgrim's Pride Corp.(1)	12,579	419,132
Sanderson Farms, Inc.	11,343	2,262,929

Seneca Foods Corp., Class A(1)	2,432	138,259
		4,406,204
Health Care Equipment and Supplies — 0.7%
Co-Diagnostics, Inc.(1)	13,905	70,220
FONAR Corp.(1)	475	7,657
Meridian Bioscience, Inc.(1)	21,524	591,910
QuidelOrtho Corp.(1)	19,548	1,857,647
Utah Medical Products, Inc.	574	49,444
		2,576,878
Health Care Providers and Services — 0.4%
Ensign Group, Inc.	2,000	162,340
Fulgent Genetics, Inc.(1)	12,511	681,975
National Healthcare Corp.	502	35,286
Patterson Cos., Inc.	15,682	495,394
		1,374,995
Health Care Technology — 0.4%
Allscripts Healthcare Solutions, Inc.(1)	74,867	1,279,477
Hotels, Restaurants and Leisure — 1.0%
BJ's Restaurants, Inc.(1)	11,392	299,268
Carrols Restaurant Group, Inc.	3,216	5,917
Century Casinos, Inc.(1)	11,411	99,732
Cheesecake Factory, Inc.	24,593	803,207
Chuy's Holdings, Inc.(1)	9,479	214,131
Cracker Barrel Old Country Store, Inc.	11,748	1,198,414
Monarch Casino & Resort, Inc.(1)	8,431	572,043
ONE Group Hospitality, Inc. (The)(1)	10,666	95,887
RCI Hospitality Holdings, Inc.	2,672	154,255
Red Robin Gourmet Burgers, Inc.(1)	4,768	46,917
Target Hospitality Corp.(1)	7,103	45,104
		3,534,875
Household Durables — 1.4%
Bassett Furniture Industries, Inc.	2,642	43,012
Beazer Homes USA, Inc.(1)	4,722	76,544
Ethan Allen Interiors, Inc.	15,125	351,808
GoPro, Inc., Class A(1)	69,441	479,837
La-Z-Boy, Inc.	21,408	546,546
Legacy Housing Corp.(1)	861	13,483
Lifetime Brands, Inc.	559	6,378
Taylor Morrison Home Corp.(1)	68,663	1,989,167
Tri Pointe Homes, Inc.(1)	61,288	1,291,338
Universal Electronics, Inc.(1)	4,678	125,370
VOXX International Corp.(1)	3,636	30,470
		4,953,953
Household Products†
Ocean Bio-Chem, Inc.	261	1,764
Insurance — 4.2%
Ambac Financial Group, Inc.(1)	12,074	129,313
American Equity Investment Life Holding Co.	24,965	1,005,091
AMERISAFE, Inc.	3,786	190,814
Argo Group International Holdings Ltd.	12,763	540,641
Assured Guaranty Ltd.	17,941	1,055,828
Axis Capital Holdings Ltd.	36,618	2,144,716
Brighthouse Financial, Inc.(1)	30,139	1,480,428
CNO Financial Group, Inc.	47,671	980,593
Crawford & Co., Class A	616	5,051

Donegal Group, Inc., Class A	3,433	55,546
Employers Holdings, Inc.	7,127	295,129
Genworth Financial, Inc., Class A(1)	163,269	661,239
Hanover Insurance Group, Inc. (The)	7,019	1,028,985
Horace Mann Educators Corp.	15,981	646,591
Investors Title Co.	100	16,593
Mercury General Corp.	6,971	341,230
NI Holdings, Inc.(1)	1,243	20,758
Primerica, Inc.	530	66,780
ProAssurance Corp.	1,283	28,495
Safety Insurance Group, Inc.	6,254	580,746
Selective Insurance Group, Inc.	19,011	1,507,572
SiriusPoint Ltd.(1)	28,701	160,726
Stewart Information Services Corp.	10,742	596,074
Tiptree, Inc.	2,108	22,830
United Fire Group, Inc.	2,189	70,946
Unum Group	35,628	1,298,641
		14,931,356
Interactive Media and Services — 0.1%
Cars.com, Inc.(1)	40,989	424,236
Internet and Direct Marketing Retail†
Duluth Holdings, Inc., Class B(1)	5,416	67,538
Lands' End, Inc.(1)	5,925	68,730
		136,268
IT Services — 0.8%
Alliance Data Systems Corp.	30,780	1,695,978
Computer Task Group, Inc.(1)	1,148	10,137
Innodata, Inc.(1)	154	986
International Money Express, Inc.(1)	15,678	323,280
Kyndryl Holdings, Inc.(1)	65,687	810,577
		2,840,958
Leisure Products — 0.8%
Acushnet Holdings Corp.	633	25,763
Johnson Outdoors, Inc., Class A	21	1,369
Malibu Boats, Inc., Class A(1)	9,892	579,671
MasterCraft Boat Holdings, Inc.(1)	8,678	203,065
Smith & Wesson Brands, Inc.	21,688	335,730
Sturm Ruger & Co., Inc.	9,827	667,155
Vista Outdoor, Inc.(1)	29,235	1,126,717
		2,939,470
Machinery — 1.4%
Albany International Corp., Class A	14,081	1,188,436
EnPro Industries, Inc.	2,784	266,596
Greenbrier Cos., Inc.	9,261	385,350
Kennametal, Inc.	29,053	805,930
L.B. Foster Co., Class A(1)	1,249	16,399
Miller Industries, Inc.	389	9,601
Mueller Industries, Inc.	33,511	1,804,567
REV Group, Inc.	12,514	153,547
Terex Corp.	5,163	182,719
		4,813,145
Marine — 1.2%
Costamare, Inc.	33,430	475,374
Eagle Bulk Shipping, Inc.	7,650	560,439
Genco Shipping & Trading Ltd.	31,111	785,553

Matson, Inc.	26,225	2,357,103
Safe Bulkers, Inc.	30,714	146,199
		4,324,668
Media — 0.4%
Audacy, Inc.(1)	33,969	59,106
Cumulus Media, Inc., Class A(1)	5,837	70,336
Entravision Communications Corp., Class A	30,218	158,040
Gray Television, Inc.	945	18,636
Scholastic Corp.	10,400	390,312
WideOpenWest, Inc.(1)	32,395	712,042
		1,408,472
Metals and Mining — 3.5%
Alpha Metallurgical Resources, Inc.(1)	12,037	1,946,864
Carpenter Technology Corp.	17,320	610,184
Coeur Mining, Inc.(1)	122,800	477,692
Commercial Metals Co.	69,573	2,764,135
Haynes International, Inc.	1,148	43,911
Hecla Mining Co.	300,627	1,418,959
Kaiser Aluminum Corp.	7,828	799,787
Ryerson Holding Corp.	18,104	545,655
Schnitzer Steel Industries, Inc., Class A	17,163	697,161
SunCoke Energy, Inc.	69,212	559,925
Synalloy Corp.(1)	921	14,782
TimkenSteel Corp.(1)	38,994	900,761
Warrior Met Coal, Inc.	45,948	1,544,772
		12,324,588
Multiline Retail — 1.2%
Big Lots, Inc.(2)	17,025	416,942
Dillard's, Inc., Class A(2)	2,962	892,984
Kohl's Corp.	17,187	692,980
Macy's, Inc.	94,123	2,226,009
		4,228,915
Oil, Gas and Consumable Fuels — 15.4%
Antero Midstream Corp.	123,631	1,342,633
Antero Resources Corp.(1)	68,678	2,944,913
Arch Resources, Inc.	10,926	1,669,930
Ardmore Shipping Corp.(1)	3,480	24,290
Berry Corp.	47,217	525,525
Brigham Minerals, Inc., Class A	7,212	218,596
California Resources Corp.	14,489	632,735
Callon Petroleum Co.(1)	30,803	1,800,743
Centennial Resource Development, Inc., Class A(1)	120,522	956,945
Civitas Resources, Inc.	23,874	1,822,780
CNX Resources Corp.(1)	95,193	2,067,592
Comstock Resources, Inc.(1)	56,462	1,089,717
CONSOL Energy, Inc.(1)	19,841	1,023,002
CVR Energy, Inc.	20,034	689,771
Denbury, Inc.(1)	10,199	745,955
DHT Holdings, Inc.	74,073	441,475
Dorian LPG Ltd.	23,714	403,138
Earthstone Energy, Inc., Class A(1)	33,331	600,625
EnLink Midstream LLC	120,991	1,379,297
Epsilon Energy Ltd.	3,553	24,800
Equitrans Midstream Corp.	212,540	1,672,690
Evolution Petroleum Corp.	5,167	37,874

Gulfport Energy Corp.(1)	7,456	721,368
Hallador Energy Co.(1)	5,407	26,062
Kimbell Royalty Partners LP	28,614	542,521
Kosmos Energy Ltd.(1)	291,453	2,255,846
Laredo Petroleum, Inc.(1)	11,562	973,173
Magnolia Oil & Gas Corp., Class A	76,325	2,107,333
Matador Resources Co.	47,256	2,877,890
Murphy Oil Corp.	67,305	2,855,078
NACCO Industries, Inc., Class A	950	54,805
Oasis Petroleum, Inc.	5,778	917,142
Overseas Shipholding Group, Inc., Class A(1)	20,289	43,418
PBF Energy, Inc., Class A(1)	49,820	1,654,024
PDC Energy, Inc.	43,227	3,420,985
Peabody Energy Corp.(1)	50,000	1,180,500
Plains GP Holdings LP, Class A	75,555	903,638
Range Resources Corp.(1)	67,603	2,295,122
Ranger Oil Corp., Class A(1)	10,940	468,341
REX American Resources Corp.(1)	1,540	133,811
Ring Energy, Inc.(1)	43,209	191,848
SandRidge Energy, Inc.(1)	20,819	490,704
SFL Corp. Ltd.	67,577	760,241
SilverBow Resources, Inc.(1)(2)	8,443	326,069
SM Energy Co.	71,541	3,453,284
Talos Energy, Inc.(1)	47,646	1,029,154
Teekay Corp.(1)	13,001	43,943
VAALCO Energy, Inc.	39,518	302,708
Whiting Petroleum Corp.	23,688	2,095,440
		54,239,474
Paper and Forest Products — 1.4%
Boise Cascade Co.	25,453	1,968,026
Clearwater Paper Corp.(1)	10,009	343,809
Louisiana-Pacific Corp.	32,421	2,238,994
Mercer International, Inc.	29,153	430,590
		4,981,419
Personal Products — 0.4%
Nature's Sunshine Products, Inc.(1)	4,126	49,883
Nu Skin Enterprises, Inc., Class A	23,234	1,083,866
USANA Health Sciences, Inc.(1)	5,730	402,991
		1,536,740
Pharmaceuticals — 0.8%
Arvinas, Inc.(1)	17,881	745,459
Collegium Pharmaceutical, Inc.(1)	5,905	92,236
Innoviva, Inc.(1)	45,675	692,890
Phibro Animal Health Corp., Class A	518	9,951
Prestige Consumer Healthcare, Inc.(1)	18,987	1,059,854
SIGA Technologies, Inc.	6,017	65,826
Supernus Pharmaceuticals, Inc.(1)	11,238	313,203
		2,979,419
Professional Services — 0.9%
Barrett Business Services, Inc.	1,395	104,430
CBIZ, Inc.(1)	6,905	282,829
CRA International, Inc.	1,551	132,967
Heidrick & Struggles International, Inc.	9,005	311,213
Kelly Services, Inc., Class A	7,404	147,784
Kforce, Inc.	4,885	320,847

Korn Ferry	23,511	1,444,986
TrueBlue, Inc.(1)	15,735	346,484
		3,091,540
Real Estate Management and Development — 0.6%
Douglas Elliman, Inc.	25,396	146,027
Five Point Holdings LLC, Class A(1)	4,560	22,162
Forestar Group, Inc.(1)	10,190	168,950
Kennedy-Wilson Holdings, Inc.	44,848	944,499
Marcus & Millichap, Inc.	15,972	668,907
RE/MAX Holdings, Inc., Class A	9,907	240,740
		2,191,285
Road and Rail — 2.2%
ArcBest Corp.	15,963	1,207,282
Covenant Logistics Group, Inc.	4,475	101,448
Heartland Express, Inc.	22,295	318,373
Marten Transport Ltd.	32,857	576,969
PAM Transportation Services, Inc.(1)	3,478	96,862
Ryder System, Inc.	28,891	2,311,858
Saia, Inc.(1)	5,869	1,159,656
Schneider National, Inc., Class B	30,754	742,402
US Xpress Enterprises, Inc., Class A(1)	5,048	14,942
USA Truck, Inc.(1)	4,124	65,324
Werner Enterprises, Inc.	32,736	1,328,099
		7,923,215
Semiconductors and Semiconductor Equipment — 1.8%
Alpha & Omega Semiconductor Ltd.(1)	13,415	589,321
Amkor Technology, Inc.	53,618	1,095,952
Axcelis Technologies, Inc.(1)	5,314	329,787
Diodes, Inc.(1)	22,135	1,704,616
Kulicke & Soffa Industries, Inc.	33,442	1,811,553
MagnaChip Semiconductor Corp.(1)	1,624	31,668
Photronics, Inc.(1)	40,586	882,340
		6,445,237
Specialty Retail — 6.3%
Aaron's Co., Inc.	18,725	366,261
Abercrombie & Fitch Co., Class A(1)	35,209	719,672
Academy Sports & Outdoors, Inc.	38,979	1,306,186
American Eagle Outfitters, Inc.(2)	74,711	904,750
AutoNation, Inc.(1)	11,121	1,329,627
Bed Bath & Beyond, Inc.(1)(2)	39,199	339,071
Big 5 Sporting Goods Corp.	10,404	132,651
Buckle, Inc.	15,961	524,479
Build-A-Bear Workshop, Inc.	6,830	139,264
Caleres, Inc.	20,740	590,261
Cato Corp., Class A	10,167	132,679
Chico's FAS, Inc.(1)	56,054	277,467
Children's Place, Inc.(1)	6,298	299,029
Citi Trends, Inc.(1)	4,400	131,472
Conn's, Inc.(1)	10,875	143,550
Container Store Group, Inc.(1)	13,676	105,305
Designer Brands, Inc., Class A	35,071	544,653
Dick's Sporting Goods, Inc.(2)	7,201	584,937
Foot Locker, Inc.	48,421	1,596,925
Gap, Inc.	79,531	877,227
Genesco, Inc.(1)	8,312	468,049

Group 1 Automotive, Inc.	7,826	1,405,471
Guess?, Inc.	23,094	481,741
Haverty Furniture Cos., Inc.	8,061	227,804
Hibbett, Inc.	7,288	369,866
MarineMax, Inc.(1)	11,997	496,796
Murphy USA, Inc.	10,749	2,677,791
ODP Corp.(1)	20,364	777,701
Rent-A-Center, Inc.	8,576	236,183
Shoe Carnival, Inc.	9,251	252,182
Signet Jewelers Ltd.	27,177	1,619,749
Sonic Automotive, Inc., Class A	11,437	521,642
Sportsman's Warehouse Holdings, Inc.(1)	1,389	13,140
Tilly's, Inc., Class A	11,039	91,403
TravelCenters of America, Inc.(1)	8,883	346,881
Urban Outfitters, Inc.(1)	34,207	720,057
Zumiez, Inc.(1)	11,140	365,503
		22,117,425
Technology Hardware, Storage and Peripherals†
Super Micro Computer, Inc.(1)	135	6,758
Textiles, Apparel and Luxury Goods — 1.2%
Capri Holdings Ltd.(1)	4,003	195,106
Carter's, Inc.	14,803	1,140,571
Crown Crafts, Inc.	31	192
Delta Apparel, Inc.(1)	1,000	29,310
G-III Apparel Group Ltd.(1)	23,073	578,210
Lakeland Industries, Inc.(1)	1,868	33,251
Movado Group, Inc.	9,896	335,771
Oxford Industries, Inc.	8,721	795,006
PVH Corp.	14,340	1,016,276
Superior Group of Cos., Inc.	233	4,194
Unifi, Inc.(1)	4,426	69,975
Vera Bradley, Inc.(1)	5,863	39,927
		4,237,789
Thrifts and Mortgage Finance — 5.0%
Axos Financial, Inc.(1)	22,120	854,938
Bridgewater Bancshares, Inc.(1)	5,299	86,003
Enact Holdings, Inc.	2,389	58,100
Essent Group Ltd.	44,435	1,901,374
Federal Agricultural Mortgage Corp., Class C	3,528	370,475
Flagstar Bancorp, Inc.	27,065	1,042,814
FS Bancorp, Inc.	2,126	64,311
Greene County Bancorp, Inc.	134	7,503
Hingham Institution For Savings	363	117,176
Home Bancorp, Inc.	1,338	46,014
HomeStreet, Inc.	8,098	326,430
Kearny Financial Corp.	2,856	35,443
Luther Burbank Corp.	2,236	30,499
Merchants Bancorp	8,404	214,218
Meta Financial Group, Inc.	10,015	416,324
MGIC Investment Corp.	133,258	1,856,284
Mr. Cooper Group, Inc.(1)	31,850	1,381,016
New York Community Bancorp, Inc.	171,956	1,716,121
NMI Holdings, Inc., Class A(1)	37,444	696,833
Northfield Bancorp, Inc.	9,630	127,983
OP Bancorp	1,343	16,559

PennyMac Financial Services, Inc.	13,369	655,348
Provident Financial Services, Inc.	26,538	610,109
Radian Group, Inc.	74,725	1,607,335
Southern Missouri Bancorp, Inc.	2,022	94,387
Territorial Bancorp, Inc.	886	18,934
Timberland Bancorp, Inc.	1,932	49,015
TrustCo Bank Corp. NY	6,293	202,697
Walker & Dunlop, Inc.	12,285	1,306,018
Washington Federal, Inc.	24,720	802,164
Waterstone Financial, Inc.	5,837	100,922
WSFS Financial Corp.	20,338	870,060
		17,683,407
Trading Companies and Distributors — 4.6%
Air Lease Corp.	71,342	2,683,173
Alta Equipment Group, Inc.(1)	1,728	18,611
BlueLinx Holdings, Inc.(1)	6,604	545,887
GATX Corp.	23,426	2,528,837
Global Industrial Co.	904	30,980
H&E Equipment Services, Inc.	16,208	577,815
Herc Holdings, Inc.	13,833	1,621,504
Kaman Corp.	8,825	319,553
NOW, Inc.(1)	78,189	863,206
Rush Enterprises, Inc., Class A	25,814	1,315,998
Rush Enterprises, Inc., Class B	3,706	183,484
Textainer Group Holdings Ltd.	27,393	888,629
Titan Machinery, Inc.(1)	11,805	311,770
Triton International Ltd.	42,512	2,710,990
Veritiv Corp.(1)	9,971	1,449,285
		16,049,722
Wireless Telecommunication Services — 0.4%
Telephone and Data Systems, Inc.	60,551	1,073,569
United States Cellular Corp.(1)	6,875	211,131
		1,284,700
TOTAL COMMON STOCKS (Cost $288,027,507)		349,953,378
SHORT-TERM INVESTMENTS — 0.9%
Money Market Funds — 0.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,329,191	1,329,191
State Street Navigator Securities Lending Government Money Market Portfolio(3)	1,655,309	1,655,309
TOTAL SHORT-TERM INVESTMENTS (Cost $2,984,500)		2,984,500
TOTAL INVESTMENT SECURITIES — 100.2% (Cost $291,012,007)		352,937,878
OTHER ASSETS AND LIABILITIES — (0.2)%		(562,061)
TOTAL NET ASSETS — 100.0%		$352,375,817

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
Russell 2000 E-Mini Index	7	June 2022	$651,665	$(32,266)

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $3,563,176. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $3,794,022, which includes securities collateral of $2,138,713.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	349,953,378	—	—
Short-Term Investments	2,984,500	—	—
	352,937,878	—	—
Liabilities
Other Financial Instruments
Futures Contracts	32,266	—	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.